Borrowings - Additional Information (Detail) € in Thousands		1 Months Ended		6 Months Ended			7 Months Ended
	Dec. 19, 2022 EUR (€) test	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€) associate	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)		Jun. 30, 2023 EUR (€)	Jul. 28, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings				€ 43,400	€ 0	[1]
Interest Rate Cap | Bottom of range | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument mitigation risk percentage		0.65%	0.65%	0.65%			0.65%
Interest Rate Cap | Top of range | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument mitigation risk percentage		0.75%	0.85%	0.75%			0.75%
Renewed facility
Disclosure of detailed information about borrowings [line items]
Old facility amount	€ 230,000		€ 230,000
Notional amount	400,000		€ 400,000
Percentage of commitment fee per year equal to the applicable margin (percent)				35.00%
Commitment fee payment period				42 months
Commitment fee rate (percent)				1.365%
Interest rate		3.90%		3.90%			3.90%
Number of drawdowns | associate			2
Proceeds from borrowings		€ 43,400	€ 279,210				€ 322,610
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 30,000
Remedy period	10 days
Draw down condition breach remediation period	20 days
Remedy consecutive testing dates, maximum | test	2
Remedy total testing dates, maximum | test	4
Senior Debt Bank Facility
Disclosure of detailed information about borrowings [line items]
Old facility amount								€ 50,000
Repayments of borrowings	€ 170,000
Renewed facility
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred				€ 1,319	€ 0

[1]	Refer to Note 2.3 for details regarding the restatement of comparative figures as a result of prior period error correction